RESTRICTED CASH (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
RESTRICTED CASH
Funds held as collateral	$ 100,602	$ 100,501
Funds held at PCs	675,949	487,540
Restricted Cash	$ 776,551	$ 588,041